Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt
15. Short-Term and Long-Term Debt
Short-term debt consists of borrowings from financial institutions and commercial paper.
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2021 and 2022 are as follows:
March 31, 2021

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥81,726	0.3%
Short-term debt outside Japan, mainly from banks	209,852	1.9
Medium-term note outside Japan	1,336	3.0
Commercial paper in Japan	12,999	0.0
Commercial paper outside Japan	1,356	1.0

	¥307,269	1.4

March 31, 2022

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥161,799	0.7%
Short-term debt outside Japan, mainly from banks	237,790	2.1
Commercial paper in Japan	37,999	0.0
Commercial paper outside Japan	2,051	1.0

	¥439,639	1.4

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2021 and 2022 are as follows:
March 31, 2021

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2022~2037	¥519,858	1.2%
Floating rate	2022~2077	2,038,098	0.8
Insurance companies and others:
Fixed rate	2023~2039	328,790	0.8
Floating rate	2023~2077	302,337	0.6
Unsecured bonds	2023~2081	927,088	1.5
Unsecured notes under medium-term note program	2023~2027	141,296	3.1
Payables under securitized loan receivables and investment in securities	2022~2043	159,366	3.2

		¥4,416,833	1.1

March 31, 2022

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2023~2082	¥545,320	1.3%
Floating rate	2023~2077	2,076,802	1.1
Insurance companies and others:
Fixed rate	2023~2082	322,411	0.8
Floating rate	2023~2077	296,230	0.8
Unsecured bonds	2024~2081	997,654	1.6
Unsecured notes under medium-term note program	2023~2027	32,279	4.1
Payables under securitized loan receivables and investment in securities	2033~2043	156,350	3.1

		¥4,427,046	1.3

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2022 is as follows:

Years ending March 31,	Millions of yen
2023	¥752,828
2024	764,765
2025	610,035
2026	439,680
2027	469,840
Thereafter	1,389,898

Total	¥4,427,046

Borrowings with fixed rate from banks, insurance companies and others as of March 31, 2022 include the amount o
f ¥10,000
million of subordinated syndicated loan (hybrid loan) that was executed in fiscal 2022, will mature in fisca
l 2082
and may be redeemed after 5 years from the execution.
Borrowings with floating rate from banks, insurance companies and others as of March 31, 2022 include the amount of
¥34,000
million of subordinated syndicated loan (hybrid loan) that was executed in fiscal 2017, will mature in fisc al 2077
and may be redeemed after 7 years from the execution.
Unsecured bonds include the amount of ¥150,000 million of unsecured subordinated bonds with interest payment deferrable clauses and optional early redemption conditions (hybrid bonds). Out of this amount, ¥100,000 million was executed in fiscal 2020, and will mature in fiscal 2080, of which ¥60,000 million and ¥40,000 million may be redeemed after 5 years, and 10 years from the e
xecution,

respectively. ¥50,000 million was executed in fiscal 2021, and will mature in fiscal 2081, of which ¥29,000 million and ¥21,000 million may be redeemed after 5 years, and 10 years from the execution, respectively.
For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are made upon maturity of the loan contracts and interest payments are usually paid semi-annually.
During fiscal 2020, 2021 and 2022, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥989 million, ¥1,010 million and ¥1,013 million, respectively.
Total committed credit lines for the Company and its subsidiaries were ¥612,737 million and ¥651,379 million at March 31, 2021 and 2022, respectively, and, of these lines, ¥524,451 million and ¥507,181 million were available at March 31, 2021 and 2022, respectively. Of the available committed credit lines, ¥465,104 million and ¥442,547 million were long-term committed credit lines at March 31, 2021 and 2022, respectively.
The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 12 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2022:

Millions of yen
Lease payments, loans and investment in operating leases	¥106,699
Investment in securities	175,912
Property under facility operations	112,730
Other assets and other	27,784

¥423,125

As of March 31, 2022, debt liabilities were secured by shares of subsidiaries of ¥147,428 million, which were eliminated through consolidation adjustment, and debt liabilities of affiliates were secured by investment in affiliates of ¥38,399 million. As of March 31, 2022, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥10,531 million. In addition, ¥74,334 million was pledged primarily by investment in securities for collateral deposits and deposits for real estate transaction as of March 31, 2022.
Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2022.